Cash Flow Information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Cash Flow Information
32.	CASH FLOW INFORMATION

a.	Non-cash investing activities
In addition to other notes, the Group entered into the following investing activities which include both cash and non-cash
items for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Payments for property, plant and equipment
Purchase of property, plant and equipment	$59,024,201	$74,417,541	$75,800,574	$2,466,664
Increase (decrease) in other non-current assets	78,291	1,184,927	(5,480)	(178)
Decrease (increase) in other payables	3,029,162	(4,671,228)	(3,096,926)	(100,779)
Capitalized borrowing costs	(54,208)	(25,581)	(58,263)	(1,896)

	$62,077,446	$70,905,659	$72,639,905	$2,363,811

Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	$5,184,925	$1,128,850	$612,213	$19,922
Decrease (increase) in other non-current assets	—	(134,760)	134,760	4,385
Decrease (increase) in other receivables	(735,812)	610,912	2,784	91

	$4,449,113	$1,605,002	$749,757	$24,398

b.	Changes in liabilities arising from financing activities
For the year ended December
 31, 2020

	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2020	$40,572,329	$36,522,155	$141,078,598	$5,808,924	$223,982,006
Net financing cash flows	(1,502,323)	19,717,149	(26,500,139)	(844,357)	(9,129,670)
Interest under operating activities	—	—	—	111	111
Rent expense under operating activities	—	—	—	(7,729)	(7,729)
Non-cash changes
Additions to lease liabilities	—	—	—	584,642	584,642
Amortization of issuance cost	—	14,250	156,982	—	171,232
Lease modifications	—	—	—	(289,687)	(289,687)
Short-term borrowings transferred to long-term borrowings	(3,850,000)	—	3,850,000	—	—
Adjustments for government subsidy	—	—	41,650	—	41,650
Acquisition of subsidiaries (Note 29)	356,417	—	—	633,606	990,023
Disposal of subsidiaries (Note 30)	—	—	(4,693,682)	(670)	(4,694,352)
Effects of foreign currency exchange	(978,565)	—	(1,542,685)	(9,010)	(2,530,260)

Balance at December 31, 2020	$34,597,858	$56,253,554	$112,390,724	$5,875,830	$209,117,966

For the year ended December 31, 2021
	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings (including financial liabilities for hedging)	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2021	$34,597,858	$56,253,554	$112,390,724	$5,875,830	$209,117,966
Net financing cash flows	10,043,398	(3,719,057)	16,018,825	(907,403)	21,435,763
Interest under operating activities	—	—	—	800	800
Rent expense under operating activities	—	—	—	(184)	(184)
Equity components of convertible bonds and embedded derivative liability	—	(399,955)	—	—	(399,955)
Non-cash changes
Additions to lease liabilities	—	—	—	2,037,665	2,037,665
Amortization of issuance cost	—	126,283	224,979	—	351,262
Convertible bonds issued by subsidiaries and converted to ordinary shares	—	(102)	—	—	(102)
Lease modifications	—	—	—	(58,799)	(58,799)
Acquisition of subsidiaries (Note 29)	—	—	—	180,745	180,745
Disposal of subsidiaries (Note 30)	(2,443,005)	—	—	(32,655)	(2,475,660)
Reclassification	—	—	—	380,292	380,292
Effects of foreign currency exchange	(1,161,822)	6,614	(2,162,038)	(76,407)	(3,393,653)

Balance at December 31, 2021	$41,036,429	$52,267,337	$126,472,490	$7,399,884	$227,176,140

For the year ended December
 31, 2022

	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings (including financial liabilities for hedging)	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2022	$41,036,429	$52,267,337	$126,472,490	$7,399,884	$227,176,140
Net financing cash flows	1,866,253	(3,539,423)	(29,516,421)	(1,035,019)	(32,224,610)
Interest under operating activities	—	—	—	1,394	1,394
Rent expense under operating activities	—	—	—	(1,904)	(1,904)
Equity components of convertible bonds and embedded derivative liability	—	(1,092,004)	—	—	(1,092,004)
Non-cash changes
Additions to lease liabilities	—	—	—	1,379,342	1,379,342
Amortization of issuance cost	—	182,759	114,687	—	297,446
Convertible bonds issued by subsidiaries and converted to ordinary shares	—	(171)	—	—	(171)
Lease modifications	—	—	—	(117,549)	(117,549)
Adjustments for government subsidy	—	—	(46,672)	—	(46,672)
Long-term borrowings transferred to short-term borrowings	1,522,294	—	(1,522,294)	—	—
Effects of foreign currency exchange	2,306,154	31,826	4,487,661	82,339	6,907,980

Balance at December 31, 2022	$46,731,130	$47,850,324	$99,989,451	$7,708,487	$202,279,392

	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings (including financial liabilities for hedging)	Lease Liabilities	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2022	$1,335,387	$1,700,857	$4,115,603	$240,803	$7,392,650
Net financing cash flows	60,731	(115,178)	(960,509)	(33,681)	(1,048,637)
Interest under operating activities	—	—	—	45	45
Rent expense under operating activities	—	—	—	(62)	(62)
Equity components of convertible bonds and embedded derivative liability	—	(35,535)	—	—	(35,535)
Non-cash changes
Additions to lease liabilities	—	—	—	44,886	44,886
Amortization of issuance cost	—	5,947	3,732	—	9,679
Convertible bonds issued by subsidiaries and converted to ordinary shares	—	(6)	—	—	(6)
Lease modifications	—	—	—	(3,825)	(3,825)
Adjustments for government subsidy	—	—	(1,519)	—	(1,519)
Long-term borrowings transferred to short-term borrowings	49,538	—	(49,538)	—	—
Effects of foreign currency exchange	75,045	1,036	146,037	2,680	224,798

Balance at December 31, 2022	$1,520,701	$1,557,121	$3,253,806	$250,846	$6,582,474

c.	Total taxes paid

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Operating activities	$5,536,077	$7,423,947	$14,250,527	$463,733
Investing activities	—	570,700	842,440	27,414

	$5,536,077	$7,994,647	$15,092,967	$491,147